STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net (loss) from continuing operations attributable to common stockholders	$ (220,063)	$ (919,339)	$ (1,009,028)
Income from discontinued operations		127,478	27,741
Adjustments to reconcile net (loss) to net cash flows provided by (used in) operating activities:
Depreciation and amortization		1,970	5,918
Gain on settlement of claims		(22,000)
Gain on sale of disposal group held for sale		(127,478)
Shares issued for services - related party	5,325	2,200	5,325
Shares issued for services	2,795	39,160	2,795
Changes in:
Prepaid assets		18,673	(22,010)
Due from others		(698)	(5,289)
Due from others - related party		(97,730)
Trade accounts payable		163,234	4,427
Accrued liabilities, related party	24,255	212,784	15,000
Accrued liabilities	18,658	7,720	22,680
Deposits payable		186,880
Notes payable		(5,002)	7,003
Disposal group held for sale		805	(805)
Net cash (used in) by operating activities	(169,030)	(411,343)	(946,243)
INVESTING ACTIVITIES
Funds loaned to a non affiliate	(100,000)		(100,000)
Costs expended in developing oil and gas properties	(86,000)	(2,339,645)	(161,577)
Costs expended for disposal group held for sale			(77,990)
Proceeds from sale of disposal group held for sale		1,600,000
Payment of escrow funds			(55,081)
Acquisition of other property and equipment		(25,415)
Net cash (used in) investing activities	(186,000)	(765,060)	(394,648)
FINANCING ACTIVITIES
Sale of common shares	649,513	2,400,402	1,833,620
Funds used to repurchase common shares		(975,000)
Net cash provided by financing activities	649,513	1,425,402	1,833,620
NET CHANGE IN CASH	294,483	248,999	492,729
CASH, Beginning	0	492,729	0
CASH, Ending	294,483	741,728	492,729
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION:
Issuance of common shares for oil and gas properties			1,400,000
Interest paid
Income taxes paid